Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Cash flows from operating activities
Net loss for the period	$ (3,420)	$ (1,932)	$ (10,276)	$ (5,474)
Items not affecting cash and cash equivalents:
Provision	7	19	12	39
Depreciation and amortization	33	33	104	105
Share-based compensation costs	443	19	503	292
Employee future benefits (note 7)	69	50	266	149
Amortization of deferred revenues	(1,248)	(527)	(1,952)	(1,601)
Foreign exchange on items denominated in foreign currencies		(45)		82
Gain on disposal of property, plant and equipment				(1)
Interest accretion on lease liabilities	3	2	3	5
Refund (payment) of income taxes		(426)	830	(2,067)
Other asset		(25)		(107)
Changes in operating assets and liabilities (note 9)	168	1,344	254	2,410
Net cash used in operating activities	(3,945)	(1,488)	(10,256)	(6,168)
Cash flows from financing activities
Issuance of common shares (note 8)				34,200
Transaction costs (note 8)				(3,221)
Proceeds from exercise of warrants (note 8)				20,042
Payments on lease liabilities	(33)	(31)	(101)	(95)
Net cash provided by (used in) financing activities	(33)	(31)	(101)	50,926
Cash flows from investing activities
Proceeds from disposal of property, plant and equipment				1
Purchase of intangible assets				(490)
Purchase of property and equipment	(9)	(5)	(57)	(25)
Change in restricted cash equivalents	4	(20)	4	(20)
Net cash used in investing activities	(5)	(25)	(53)	(534)
Effect of exchange rate changes on cash and cash equivalents	(358)	(322)	(1,074)	(493)
Net change in cash and cash equivalents	(4,341)	(1,866)	(11,484)	43,731
Cash and cash equivalents – Beginning of period	58,157	69,868	65,300	24,271
Cash and cash equivalents – End of period	$ 53,816	$ 68,002	$ 53,816	$ 68,002